Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Current Liabilities
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2016	2017
Deposit received for the sale of property, plant and equipment	7,483	7,483
Government subsidies	4,177	4,181
Social insurance and benefits payables	3,300	73
Accrued operating expenses	2,751	3,225
Payables to suppliers	924	1,427
Accrued professional fees	840	739
Other tax payables	805	906
Accrued wages	734	748
Payables for purchases of property plant and equipment	455	609
Commission payable	177	117
Warranty provision	146	77
Contract deposit for constructor	46	49
Accrued interest expense	38	687
Others	721	738

	$22,597	$21,059

Accrued expenses and other current liabilities for discontinued operations consisted of the following:

	December 31,
	2016	2017
Deposit received for the sale of property, plant and equipment	22,071	—
Payables for purchases of property plant and equipment	5,573	—

	$27,644	$—